Eaton Vance

New York Municipal Opportunities Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 99.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
New York State Environmental Facilities Corp., Green Bonds, 5.00%, 8/15/29	$125	$166,008

		$166,008

Cogeneration — 0.4%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$310	$310,189

		$310,189

Education — 16.8%
Buffalo and Erie County Industrial Land Development Corp., (Global Concepts Charter School), 5.00%, 10/1/37	$405	$476,568
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	300	359,487
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	393,548
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	237,654
Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/28	110	140,025
Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/29	130	164,247
Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/25	775	910,826
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/24	885	1,018,662
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/25	930	1,089,207
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	992,812
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	281,467
New York Dormitory Authority, (New York University), 5.00%, 7/1/27	570	727,531
New York Dormitory Authority, (New York University), 5.00%, 7/1/29	975	1,209,400
New York Dormitory Authority, (New York University), 5.00%, 7/1/39	300	371,478
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	500	527,375
New York Dormitory Authority, (School Districts Bond Financing Program), 5.00%, 10/1/27	1,305	1,644,665
New York Dormitory Authority, (Yeshiva University), 5.00%, 11/1/20	2,265	2,349,167

		$12,894,119

Escrowed/Prerefunded — 0.6%
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$410	$417,888

		$417,888

General Obligations — 16.9%
Albany County, 4.00%, 4/1/29	$1,620	$1,884,206
Bellmore Union Free School District, 4.00%, 6/15/33	1,010	1,160,783
Bellmore Union Free School District, 4.00%, 6/15/34	1,050	1,201,536
Brookhaven, 5.00%, 9/15/27(1)	730	935,699
Dutchess County, 2019 Series A, 4.00%, 3/1/30	725	851,534

Security	Principal Amount (000’s omitted)	Value
Dutchess County, 2019 Series B, 4.00%, 3/1/30	$435	$510,921
Elmira, 3.00%, 5/22/20(2)	1,000	1,007,010
New York City, 4.00%, 8/1/34	130	146,700
New York City, 5.00%, 4/1/30	1,000	1,288,910
New York, 5.00%, 3/1/28	535	699,924
Onondaga County, 5.00%, 6/1/27(1)	2,305	2,863,732
Rye, 3.00%, 10/1/31	355	375,569

		$12,926,524

Hospital — 13.6%
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/28	$1,390	$1,518,519
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/29	1,000	1,085,990
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/25	1,305	1,494,238
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,066,220
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	562,730
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/30	625	781,694
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/32	640	786,214
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	767,188
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(2)	400	449,936
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(2)	600	689,748
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	500	581,410
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(2)	500	596,830

		$10,380,717

Housing — 1.3%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$365,583
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/24	165	189,456
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/25	170	199,235
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/26	170	203,009

		$957,283

Industrial Development Revenue — 6.4%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,500	$1,507,560
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,236,959
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	1,000	992,910
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	535	538,788
Niagara Area Development Corp., (Covanta), 3.50%, 11/1/24(2)	610	629,776

		$4,905,993

Insured – Education — 3.6%
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,468,053
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,200	1,290,684

		$2,758,737

Security	Principal Amount (000’s omitted)	Value
Insured – Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,229,375

		$2,229,375

Insured – General Obligations — 5.4%
Clinton County, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$1,081,700
East Ramapo Central School District, (AGM), 4.00%, 12/15/27	1,605	1,860,388
Fredonia, (BAM), 5.00%, 8/15/29	260	340,735
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	815,931

		$4,098,754

Insured – Solid Waste — 1.4%
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/26	$150	$180,852
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/28	740	904,058

		$1,084,910

Insured – Special Tax Revenue — 3.0%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,306,229

		$2,306,229

Insured – Water and Sewer — 0.7%
Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/28	$175	$214,583
Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/29	125	152,534
Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/31	140	169,267

		$536,384

Other Revenue — 2.6%
Albany Parking Authority, 5.00%, 7/15/23	$700	$786,282
Chautauqua County Capital Resource Corp., (Jamestown Center City Development Corp.), 1.70% to 11/1/19 (Put Date), 11/1/31	1,200	1,200,300

		$1,986,582

Senior Living/Life Care — 6.4%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	$750	$868,245
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,604,632
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	345	349,999
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	628,388
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	530,440
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	250	290,090
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/25	260	308,485
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/26	290	345,323

		$4,925,602

Solid Waste — 0.8%
Onondaga County Resource Recovery Agency, (AMT), 5.00%, 5/1/25	$540	$634,694

		$634,694

Special Tax Revenue — 4.1%
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/27	$695	$797,700
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/30	1,875	2,356,894

		$3,154,594

Security	Principal Amount (000’s omitted)	Value
Transportation — 12.1%
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/29	$2,000	$2,422,640
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	605	651,125
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	905,282
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	520	635,690
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	340,486
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	455	558,540
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/27	2,250	2,815,447
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/28	55	67,702
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	740	879,483

		$9,276,395

Total Tax-Exempt Municipal Securities — 99.2% (identified cost $72,896,036)		$75,950,977

Taxable Municipal Securities — 2.5%

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.5%
Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$1,915,720

Total Taxable Municipal Securities — 2.5% (identified cost $2,000,000)		$1,915,720

Miscellaneous — 0.6%

Security	Units	Value
Real Estate — 0.6%
CMS Liquidating Trust(2)(3)(4)	150	$429,776

Total Miscellaneous — 0.6% (identified cost $480,000)		$429,776

Total Investments — 102.3% (identified cost $75,376,036)		$78,296,473

Other Assets, Less Liabilities — (2.3)%		$(1,728,869)

Net Assets — 100.0%		$76,567,604

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 16.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 6.9% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $5,916,184 or 7.7% of the Fund’s net assets.

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$75,950,977	$—	$75,950,977
Taxable Municipal Securities	—	1,915,720	—	1,915,720
Miscellaneous	—	—	429,776	429,776
Total Investments	$—	$77,866,697	$429,776	$78,296,473

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.